Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Non-controlling interests
Schedule of subsidiary of Equity - Non-controlling interests

	12/31/2021	12/31/2022

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	37	51
Other	11	11
	48	62
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—

Schedule of changes in Non-controlling interests

	2021	2022

Beginning balance	37	48
Profit for the year attributable to non-controlling interests	—	—
Other	11	14
Balance at year-end	48	62